Statements of Consolidated and Combined Equity (USD $) In Thousands	Total	Noncontrolling Interest	Predecessor	Previous Owners	Limited Partners Common	Limited Partners Subordinated	General Partner
Beginning Balance at Dec. 31, 2009	$ 194,925	$ 4,105	$ 72,988	$ 117,832
Net income (loss)	1,649	(8)	(11,317)	12,974
Contributions	63,153	1,206	44,130	17,817
Distributions	(4,385)			(4,385)
Ending Balance at Dec. 31, 2010	255,342	5,303	105,801	144,238
Net income (loss)	136,326	(146)	75,740	54,140	4,962	1,623	7
Net proceeds from the issuance of common units	157,119				157,119
Contributions	135,874		48,885	86,570			419
Net assets retained by predecessor	(14,205)		(17,385)	3,180
Distributions	(64,996)			(64,996)
Exchange of predecessor interests for units (Note 1)			(213,041)		121,101	91,940
Deferred tax liability from initial public offering	(446)				(335)	(111)
Distribution to Memorial Resource (Note 1)	(73,557)				(41,813)	(31,744)
Ending Balance at Dec. 31, 2011	531,457	5,157		223,132	241,034	61,708	426
Net income (loss)	38,285	104		38,060	114	7
Net proceeds from the issuance of common units	194,134				194,134
Contributions	206						206
Distribution attributable to net assets acquired (Note 1)	(287,663)				(209,720)	(77,701)	(242)
Net book value of net assets acquired (Note 13)				(144,335)	99,972	44,269	94
Amortization of equity awards	1,423				1,423
Distributions	(43,448)			(8,964)	(26,152)	(8,298)	(34)
Deferred tax liability adjustments	446				335	111
Other	124				64	60
Ending Balance at Dec. 31, 2012	$ 434,964	$ 5,261		$ 107,893	$ 301,204	$ 20,156	$ 450